Warrants - Additional Information (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands		1 Months Ended		12 Months Ended
	May 03, 2021 CNY (¥) shares	May 31, 2021 CNY (¥)	May 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($) shares	May 01, 2021 $ / shares shares
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Outstanding				70,833,345				70,833,345
Fair Value Adjustment of Warrants	¥ (258,782)			¥ 190,178	$ 29,843	¥ 0	¥ 0
Warrants To Purchase Common Stock [Member] | Warrant [Member]
Class of Warrant or Right [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Issuances		¥ 258,782	$ 39,877
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability Value				¥ 66,347				$ 10,406
ADR [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	674,603
Common Class A [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	10,119,045
Common Class A [Member] | Warrant [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares									$ 1.05
Tranche One [Member] | ADR [Member] | Warrants To Purchase Common Stock [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares									16.38
Tranche One [Member] | Common Class A [Member] | Warrants To Purchase Common Stock [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares									1.09
Tranche Two [Member] | ADR [Member] | Warrant [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares									$ 15.75
Tranche Two [Member] | ADR [Member] | Warrants To Purchase Common Stock [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights									674,603
Tranche Two [Member] | Common Class A [Member] | Warrants To Purchase Common Stock [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights									10,119,045
Investor Warrants [Member] | Tranche One [Member] | ADR [Member] | Warrants To Purchase Common Stock [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights									4,047,620
Investor Warrants [Member] | Tranche One [Member] | Common Class A [Member] | Warrants To Purchase Common Stock [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights									60,714,300